UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-03632

DWS Tax Free Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

NOVEMBER 30, 2012 Semiannual Report to Shareholders

DWS Intermediate Tax/AMT Free Fund

Contents
4 Performance Summary
8 Portfolio Management Team
8 Portfolio Summary
10 Investment Portfolio
32 Statement of Assets and Liabilities
34 Statement of Operations
35 Statement of Changes in Net Assets
36 Financial Highlights
41 Notes to Financial Statements
49 Information About Your Fund's Expenses
51 Investment Management Agreement Approval
56 Summary of Management Fee Evaluation by Independent Fee Consultant
60 Account Management Resources
62 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although the fund seeks income that is federally tax-free, a portion of the fund's distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

DWS Investments is part of the Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary November 30, 2012 (Unaudited)
Average Annual Total Returns as of 11/30/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	3.97%	9.56%	6.16%	5.76%	4.59%
Class B	3.56%	8.77%	5.30%	4.90%	3.77%
Class C	3.49%	8.75%	5.35%	4.96%	3.78%
Barclays 7-Year Municipal Bond Index†	3.12%	7.59%	6.48%	6.53%	5.38%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	1.11%	6.54%	5.18%	5.17%	4.30%
Class B (max 4.00% CDSC)	-0.44%	5.77%	4.69%	4.73%	3.77%
Class C (max 1.00% CDSC)	2.49%	8.75%	5.35%	4.96%	3.78%
Barclays 7-Year Municipal Bond Index†	3.12%	7.59%	6.48%	6.53%	5.38%
No Sales Charges						Life of Institutional Class*
Class S	4.06%	9.74%	6.33%	5.93%	4.80%	N/A
Institutional Class	4.02%	9.85%	6.44%	6.05%	N/A	4.99%
Barclays 7-Year Municipal Bond Index†	3.12%	7.59%	6.48%	6.53%	5.38%	5.42%

‡ Total returns shown for periods less than one year are not annualized.

* Institutional Class shares commenced operations on December 20, 2004. The performance shown for the index is for the time period of December 31, 2004 through November 30, 2012, which is based on the performance period of the life of Institutional Class.

Average Annual Total Returns as of 9/30/12 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	7.79%	5.18%	5.61%	4.16%
Class B	6.89%	4.32%	4.77%	3.33%
Class C	6.91%	4.35%	4.81%	3.36%
Barclays 7-Year Municipal Bond Index†	6.65%	5.93%	6.53%	5.02%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	4.83%	4.21%	5.03%	3.87%
Class B (max 4.00% CDSC)	3.89%	3.70%	4.60%	3.33%
Class C (max 1.00% CDSC)	6.91%	4.35%	4.81%	3.36%
Barclays 7-Year Municipal Bond Index†	6.65%	5.93%	6.53%	5.02%
No Sales Charges					Life of Institutional Class**
Class S	7.88%	5.32%	5.78%	4.36%	N/A
Institutional Class	7.99%	5.43%	5.90%	N/A	4.85%
Barclays 7-Year Municipal Bond Index†	6.65%	5.93%	6.53%	5.02%	5.34%

** Institutional Class shares commenced operations on December 20, 2004. The performance shown for the index is for the time period of December 31, 2004 through September 30, 2012, which is based on the performance period of the life of Institutional Class.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2012 are 0.78%, 1.57%, 1.53%, 0.61% and 0.50% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund's distributions may be subject to federal, state and local taxes.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Barclays 7-Year Municipal Bond Index is an unmanaged, total return subset of the Barclays Municipal Bond Index. It includes maturities of six to eight years.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 11/30/12	$12.39	$12.40	$12.38	$12.39	$12.39
5/31/12	$12.07	$12.08	$12.07	$12.07	$12.08
Distribution Information: Six Months as of 11/30/12: Income Dividends	$.16	$.11	$.11	$.17	$.17
November Income Dividend	$.0251	$.0193	$.0173	$.0268	$.0276
SEC 30-day Yield†† as of 11/30/12	.97%	.43%	.23%	1.16%	1.24%
Tax Equivalent Yield†† as of 11/30/12	1.49%	.66%	.35%	1.78%	1.91%
Current Annualized Distribution Rate†† as of 11/30/12	2.43%	1.87%	1.68%	2.60%	2.67%

†† The SEC yield is net investment income per share earned over the month ended November 30, 2012, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2012. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed, and will fluctuate.

Morningstar Rankings — Municipal National Intermediate Funds Category as of 11/30/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	91	of	285	32
3-Year	103	of	224	46
5-Year	64	of	197	32
10-Year	62	of	147	42
Class B 1-Year	134	of	285	47
3-Year	161	of	224	72
5-Year	137	of	197	69
10-Year	127	of	147	86
Class C 1-Year	135	of	285	47
3-Year	158	of	224	70
5-Year	136	of	197	69
10-Year	124	of	147	84
Class S 1-Year	80	of	285	28
3-Year	85	of	224	38
5-Year	44	of	197	22
10-Year	41	of	147	28
Institutional Class 1-Year	72	of	285	25
3-Year	78	of	224	35
5-Year	37	of	197	19

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Portfolio Management Team

Philip G. Condon, Managing Director

Co-Lead Portfolio Manager of the fund. Joined the fund in 1998.

• Head of US Retail Fixed Income Funds.

• Joined Deutsche Asset Management in 1983.

• BA and MBA, University of Massachusetts at Amherst.

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Joined the fund in 1990.

• Joined Deutsche Asset Management in 1986.

• BA, Duke University.

Shelly L. Deitert, Director

Portfolio Manager of the fund. Joined the fund in 2002.

• Joined Deutsche Asset Management in 1997.

• BA, Taylor University.

Portfolio Summary (Unaudited)

Investment Portfolio as of November 30, 2012 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 101.1%
Alabama 0.2%
Alabama, State Public School & College Authority Revenue, Series A, 5.0%, 5/1/2024	3,000,000	3,621,510
Alaska 0.3%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	4,545,000	4,802,338
North Slope Boro, AK, General Obligation, Series A, 2.5%, 6/30/2014	1,175,000	1,214,186
		6,016,524
Arizona 2.2%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,460,350
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, 5.0%, 7/1/2025	3,000,000	3,626,820
Arizona, Water Infrastructure Finance Authority Revenue, Series A, 5.0%, 10/1/2024	4,000,000	4,832,640
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	3,750,000	4,702,688
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	2,725,000	3,199,177
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,697,600
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	3,151,321
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	11,878,500
Pima County, AZ, Sewer Revenue:
Series A, 5.0%, 7/1/2021(a)	650,000	818,610
Series A, 5.0%, 7/1/2022(a)	500,000	633,490
Series A, 5.0%, 7/1/2023(a)	2,200,000	2,762,188
		43,763,384
California 12.1%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.0%, 4/1/2028	10,000,000	12,165,100
Series F-1, 5.25%, 4/1/2029	2,500,000	3,056,975
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014, INS: FGIC, NATL	10,000,000	10,778,500
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,870,960
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	6,761,873
California, State Department of Water Resources, Power Supply Revenue, Series M, 5.0%, 5/1/2013	10,295,000	10,503,474
California, State Department Water Resources Center, Valley Project Revenue:
Series AL, 5.0%, 12/1/2013	2,835,000	2,972,129
Series Y, 5.25%, 12/1/2016, INS: FGIC, NATL	2,955,000	3,031,121
Series Y, Prerefunded 6/1/2013 @ 100, 5.25%, 12/1/2016, INS: FGIC	45,000	46,131
California, State Economic Recovery, Series A, 5.25%, 7/1/2021	5,000,000	6,239,500
California, State General Obligation:
4.0%, 9/1/2014	16,000,000	17,005,280
5.0%, 2/1/2014	4,285,000	4,518,104
California, State General Obligation, Various Purposes:
5.25%, 10/1/2025	10,000,000	12,162,900
5.25%, 9/1/2027	10,000,000	12,233,100
5.75%, 4/1/2027	5,000,000	6,122,150
6.0%, 4/1/2018	1,700,000	2,154,240
6.0%, 3/1/2033	3,765,000	4,845,894
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series B, 0.16%*, 3/1/2047, LOC: Bank of Montreal	500,000	500,000
Series A, 4.0%, 3/1/2014	700,000	730,310
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021	7,000,000	9,070,740
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,461,840
California, Statewide Communities Development Authority Revenue, Los Angeles County Museum of Art, Series B, 0.16%*, 12/1/2037, LOC: Union Bank NA	1,400,000	1,400,000
California, University Revenues, Limited Project, Series E, 5.0%, 5/15/2021	5,000,000	6,295,950
Irvine, CA, Unified School District Special Tax, Community Facilities District, Series 1-B, 0.18%*, 9/1/2051, LOC: Bank of America NA	2,500,000	2,500,000
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	11,784,400
Los Angeles, CA, General Obligation:
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2019, INS: AGMC	6,340,000	7,139,093
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2020, INS: AGMC	5,915,000	6,660,527
Los Angeles, CA, Unified School District:
Series A, Prerefunded 7/1/2013 @ 100, 5.0%, 7/1/2022, INS: AGMC	1,400,000	1,439,298
Series A, Prerefunded 7/1/2013 @ 100, 5.5%, 7/1/2015, INS: NATL	4,000,000	4,124,000
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,572,280
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023, INS: AGMC	7,000,000	8,261,890
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2029	7,245,000	8,389,058
Series A, 5.0%, 7/1/2030	5,000,000	5,745,150
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.125%, 5/15/2029	4,000,000	4,747,120
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, 5.25%, 8/1/2027	5,000,000	6,139,950
Series A, 5.25%, 8/1/2028	5,000,000	6,132,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	11,005,650
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	2,000,000	2,374,620
Series C, 5.0%, 5/1/2026	2,850,000	3,364,624
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016, INS: FGIC, NATL	6,260,000	6,699,827
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	15,000	15,042
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	4,102,537
		244,123,337
Colorado 1.1%
Adams, CO, 12 Five Star Schools, 4.0%, 12/15/2020	2,035,000	2,453,417
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021, INS: AMBAC	7,000,000	8,226,610
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,960,800
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	70,000	70,167
Colorado, State Building Excellent School Today, Certificate of Participation, Series G, 5.0%, 3/15/2025	3,285,000	3,975,507
Colorado, University Enterprise System Revenue, Series A, 5.5%, 6/1/2023	1,000,000	1,274,890
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2020	500,000	625,450
Series B, 5.0%, 11/15/2021	500,000	632,060
Series B, 5.0%, 11/15/2022	850,000	1,080,962
University of Colorado, Hospital Authority Revenue, Series A, 4.0%, 11/15/2014	605,000	645,293
		21,945,156
Connecticut 0.3%
Connecticut, State General Obligation:
Series C, 4.0%, 6/1/2014	2,070,000	2,185,713
Series C, 5.0%, 6/1/2017, INS: AGMC	3,170,000	3,651,808
		5,837,521
Delaware 0.3%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	6,274,417
District of Columbia 1.5%
District of Columbia, Bond Anticipation Notes, Pilot Arthur Revenue, 4.0%, 12/1/2012	3,705,000	3,705,259
District of Columbia, Income Tax Revenue, Series A, 5.0%, 12/1/2023	17,785,000	22,794,797
District of Columbia, Water & Sewer, Public Utility Revenue, 6.0%, 10/1/2013, INS: AGMC	3,630,000	3,804,857
		30,304,913
Florida 6.3%
Broward County, FL, Airport System Revenue:
Series Q-1, 5.0%, 10/1/2019	1,800,000	2,211,120
Series P-2, 5.0%, 10/1/2021	4,825,000	6,078,776
Series Q-1, 5.0%, 10/1/2021	1,200,000	1,511,820
Series Q-1, 5.0%, 10/1/2024	1,850,000	2,270,043
Broward County, FL, Water & Sewer Utility Revenue, Series A, 5.0%, 10/1/2024	2,745,000	3,287,357
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	3,440,000	4,143,996
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	7,275,000	8,631,424
Series A-1, 5.0%, 6/1/2021	5,090,000	6,124,084
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	2,350,000	2,524,582
Florida, JEA Electric System Revenue, Series A, 4.0%, 10/1/2023	2,100,000	2,403,093
Florida, State Municipal Power Agency, St. Lucie Project, Series A, 5.0%, 10/1/2026	3,510,000	4,299,013
Florida, University Athletic Association, Inc., Capital Improvement Revenue, 0.18%*, 10/1/2031, LOC: JPMorgan Chase Bank NA	4,435,000	4,435,000
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,335,000	1,696,878
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 3.0%, 11/15/2014	700,000	721,287
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,784,520
Series A, 5.75%, 10/1/2026	8,000,000	9,610,240
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	3,000,000	3,651,780
Series A-1, 5.5%, 10/1/2026	4,400,000	5,325,188
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019, INS: FGIC, NATL	3,000,000	3,484,440
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024	4,500,000	5,559,435
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGMC	10,000,000	11,882,300
Orlando & Orange County, FL, Expressway Authority Revenue:
Series A, 5.0%, 7/1/2028	7,500,000	8,899,275
Series C, 5.0%, 7/1/2030	10,000,000	11,759,100
Orlando, FL, Utilities Commission, Utility System Revenue, Series A, 5.0%, 10/1/2022 (a)	3,500,000	4,549,370
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018, INS: AMBAC	4,000,000	4,656,160
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,892,700
		127,392,981
Georgia 5.0%
Appling County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Hatch Project, Series A, 2.5%, Mandatory Put 3/1/2013 @ 100, 1/1/2038	6,000,000	6,028,620
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	10,279,371
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	3,150,842
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	13,310,900
Clayton County, GA, Water Authority, Water & Sewage Revenue, 5.0%, 5/1/2021	2,000,000	2,591,840
Columbus, GA, Water & Sewer Revenue, Prerefunded 5/1/2013 @ 100, 5.25%, 5/1/2015, INS: AGMC	1,000,000	1,021,010
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	12,601,432
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016, INS: AGMC	8,500,000	8,931,460
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series B, 5.5%, 2/15/2029	8,900,000	10,494,613
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	2,113,058
Georgia, Municipal Electric Authority Power Revenue, Series 2005-Y, 6.4%, 1/1/2013, INS: AMBAC	1,020,000	1,025,345
Georgia, Municipal Electric Authority, Comb Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,269,210
Series A, 5.0%, 11/1/2027	1,000,000	1,178,200
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	3,081,775
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	4,282,421
Georgia, State Municipal Electric Authority:
Series GG, 5.0%, 1/1/2022	10,000,000	12,714,200
Series GG, 5.0%, 1/1/2023	2,500,000	3,201,650
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	3,062,250
Henry County, GA, School District, 3.0%, 12/1/2013	750,000	770,722
		101,108,919
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	1,109,330
Hawaii 2.6%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,838,239
Series A, 5.25%, 7/1/2028	5,010,000	6,062,451
Series A, 5.25%, 7/1/2029	3,155,000	3,790,922
Hawaii, State General Obligation:
Series EC, 5.0%, 12/1/2013	4,455,000	4,668,662
Series DK, 5.0%, 5/1/2021	9,000,000	10,787,580
Series EE, 5.0%, 11/1/2021(a)	9,000,000	11,688,480
Series EE, 5.0%, 11/1/2022(a)	7,100,000	9,291,557
Honolulu City & County, HI, Wastewater Systems Revenue, First Bond Resolution, Series B, 5.0%, 7/1/2022	2,250,000	2,912,287
		52,040,178
Illinois 5.8%
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, 5.3%, 1/1/2016, INS: NATL	1,100,000	1,237,830
Chicago, IL, General Obligation:
Series C, 5.0%, 1/1/2020	2,970,000	3,616,123
Series C, 5.0%, 1/1/2021	8,000,000	9,867,520
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014, INS: FGIC, NATL	11,570,000	11,464,482
Chicago, IL, O'Hare International Airport Revenue, Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	11,814,600
Chicago, IL, Waterworks Revenue:
4.0%, 11/1/2021	1,000,000	1,184,230
5.0%, 11/1/2021	500,000	634,170
Cook County, IL, General Obligation, Series C, 5.0%, 11/15/2022 (a)	4,000,000	5,029,280
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	220,000	225,784
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	65,147
5.15%, 1/1/2014	65,000	65,138
5.25%, 1/1/2016	150,000	150,240
5.5%, 1/1/2019	255,000	255,296
5.75%, 1/1/2022	300,000	300,267
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series B, 5.0%, 12/15/2026	5,000,000	6,115,600
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018, INS: FGIC, NATL	2,000,000	2,344,100
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2019	3,500,000	4,136,090
5.25%, 6/1/2020	3,000,000	3,623,430
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: FGIC, NATL	5,000,000	6,556,600
Illinois, State Finance Authority Revenue, Solid Waste Revenue, Disposal Waste Management, Inc. Project, 0.55%, 4/1/2013	3,045,000	3,050,999
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series B, 0.17%*, 8/1/2044, LOC: Wells Fargo Bank NA	3,000,000	3,000,000
Illinois, State General Obligation:
4.0%, 8/1/2014	10,000,000	10,541,500
5.0%, 1/1/2013	1,750,000	1,757,192
Illinois, State Toll Highway Authority Revenue, Series A-1, 5.25%, 1/1/2030	5,000,000	5,907,300
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue:
Series C, 1.5%, 6/15/2021	2,910,000	2,925,394
Series B, 5.0%, 12/15/2019	1,120,000	1,242,069
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013, INS: AGMC	2,200,000	2,208,844
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,243,530
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	1,040,000	1,042,860
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013, INS: FGIC, NATL	3,865,000	3,824,070
Series A, Zero Coupon, 12/1/2014, INS: FGIC, NATL	4,000,000	3,888,840
University of Illinois, Higher Education Revenue, Auxiliary Facilities System:
Series A, 5.5%, 4/1/2015, INS: AMBAC	3,860,000	4,280,431
Series A, 5.5%, 4/1/2016, INS: AMBAC	3,580,000	4,118,074
		117,717,030
Indiana 1.9%
Indiana, Finance Authority, Water Utility Revenue, Citizens Energy, 3.0%, 10/1/2014	1,800,000	1,870,578
Indiana, State Finance Authority Revenue, State Revolving Fund Program, Series B, 5.0%, 2/1/2029	2,240,000	2,797,738
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	12,970,400
Indiana, Wastewater Utility Revenue, CWA Authority Project:
Series A, 5.0%, 10/1/2023	1,590,000	2,010,396
Series A, 5.0%, 10/1/2024	1,250,000	1,561,150
Series A, 5.0%, 10/1/2026	2,000,000	2,459,420
Series A, 5.0%, 10/1/2027	1,565,000	1,912,649
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	670,000	674,268
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	6,288,698
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	3,735,000	3,859,039
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,395,840
		38,800,176
Iowa 0.7%
Iowa, State Finance Authority, Health Facilities Revenue, Iowa Health System:
Series B, 0.18%*, 2/15/2035, LOC: JPMorgan Chase Bank NA	2,300,000	2,300,000
5.25%, 2/15/2029, INS: AGC	10,000,000	11,500,600
		13,800,600
Kansas 1.3%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014, INS: AGMC	2,220,000	2,408,411
Kansas, State Department of Transportation Highway Revenue, Series A-2, 0.39%**, 9/1/2014	1,135,000	1,135,102
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health:
Series A, 5.0%, 11/15/2027	1,150,000	1,396,767
Series A, 5.0%, 11/15/2028	5,000,000	6,040,050
5.5%, 11/15/2022	4,470,000	5,472,085
Kansas, State Development Finance Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	7,500,000	8,887,800
		25,340,215
Kentucky 0.8%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,259,340
Kentucky, State Rural Water Finance Corp., Public Project Revenue, Series D-1, 1.0%, 10/1/2013	7,335,000	7,377,250
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives:
Series A, 5.0%, 12/1/2023	2,600,000	3,212,170
Series A, 5.0%, 12/1/2024	3,000,000	3,674,970
		15,523,730
Louisiana 0.6%
East Baton Rouge Parish, LA, Industrial Development Board, Inc. Revenue, Exxon Mobil Project, Gulf Opportunity Zone, Series B, 0.16%*, 12/1/2040	2,300,000	2,300,000
East Baton Rouge Parish, LA, Pollution Control Revenue, Exxon Mobil Project, 0.16%*, 3/1/2022	1,200,000	1,200,000
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,561,110
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,853,939
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013, INS: FGIC, NATL	2,815,000	2,981,226
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040	3,250,000	3,281,752
		13,178,027
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	9,238,442
Maryland 0.3%
Maryland, General Obligation, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2019	5,000,000	5,997,150
Maryland, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2013	1,125,000	1,161,495
		7,158,645
Massachusetts 3.1%
Boston, MA, Deutsches Altenheim, Inc., Series A, 5.95%, 10/1/2018	270,000	273,667
Holyoke, MA, Gas & Electric Department Revenue, Series A, Prerefunded 12/1/2012 @ 100, 5.375%, 12/1/2016, INS: NATL	1,260,000	1,260,176
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.0%, 7/1/2021	2,500,000	3,240,925
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013, INS: Radian	65,000	65,218
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,480,642
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	9,210,000	11,797,181
Massachusetts, State Federal Highway, Grant Anticipation Notes, Series A, ETM, 5.25%, 12/15/2012	5,050,000	5,060,656
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015, INS: NATL	1,000,000	1,145,830
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	6,007,700
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041(a)	1,665,000	1,739,792
Massachusetts, State Housing Finance Agency, Construction Loan Notes, Series A, 0.8%, 11/1/2013	1,000,000	1,000,400
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B, 5.0%, 8/15/2020	4,000,000	5,125,320
Series B, 5.0%, 10/15/2027	7,000,000	8,730,120
Massachusetts, State Water Resources Authority, Series C, 5.0%, 8/1/2029	9,755,000	12,086,640
		62,014,267
Michigan 2.7%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016, INS: AMBAC	5,000,000	4,762,550
Detroit, MI, City School District Building & Site:
Series A, 5.0%, 5/1/2020	3,110,000	3,753,863
Series A, 5.0%, 5/1/2021	2,100,000	2,560,803
Detroit, MI, Sewer Disposal Revenue, Series C-1, 7.0%, 7/1/2027, INS: AGMC	10,000,000	12,692,400
Michigan, Finance Authority, Trinity Health Corp., Series A, 3.0%, 12/1/2012	290,000	290,023
Michigan, State Building Authority Revenue, Facilities Program, Series II-A, 5.0%, 10/15/2024	1,610,000	1,969,143
Michigan, State Finance Authority Revenue, Local Government Loan Program, Series C, 3.0%, 11/1/2014	500,000	517,480
Michigan, State Finance Authority Revenue, School District, 5.0%, 6/1/2020	1,000,000	1,169,320
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	11,825,000	14,222,992
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	7,081,445
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,598,560
University of Michigan, General Obligation, Series B, 0.15%*, 4/1/2042, SPA: Northern Trust Company	1,600,000	1,600,000
		54,218,579
Minnesota 0.9%
Minnesota, State General Fund Revenue, Series B, 5.0%, 3/1/2021	2,000,000	2,572,580
Minnesota, State General Obligation, 5.0%, 6/1/2020	4,535,000	5,204,003
Minnesota, State Trunk Highway, Series B, 4.0%, 10/1/2013	6,000,000	6,191,880
Minnesota, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series B, 5.25%, 3/1/2024	4,190,000	4,858,263
		18,826,726
Mississippi 2.4%
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,440,000	2,442,464
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, 5.25%, 8/1/2027	6,110,000	7,245,360
Series D, 5.25%, 8/1/2027	5,000,000	5,929,100
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	3,360,000	3,498,298
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project:
Series A, 0.17%*, 12/1/2030, GTY: Chevron Corp.	2,400,000	2,400,000
Series F, 0.17%*, 12/1/2030, GTY: Chevron Corp.	10,700,000	10,700,000
Series E, 0.18%*, 12/1/2030, GTY: Chevron Corp.	11,060,000	11,060,000
Series H, 0.18%*, 11/1/2035, GTY: Chevron Corp.	1,300,000	1,300,000
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015, INS: NATL	2,845,000	3,117,238
		47,692,460
Missouri 0.3%
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,767,904
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	1,780,000	1,870,424
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	1,045,000	1,127,503
		6,765,831
Nebraska 0.1%
Omaha, NE, School District General Obligation, Series A, ETM, 6.5%, 12/1/2013	1,500,000	1,594,185
Nevada 0.5%
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,566,802
5.0%, 6/1/2025	3,190,000	3,720,656
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,566,989
		10,854,447
New Hampshire 0.2%
New Hampshire, State Turnpike Systems:
Series B, 5.0%, 2/1/2020	1,575,000	1,970,451
Series B, 5.0%, 2/1/2024	1,775,000	2,224,448
		4,194,899
New Jersey 2.2%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, ETM, 5.375%, 6/15/2014	2,280,000	2,457,680
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, Prerefunded 3/1/2015 @ 100, 5.0%, 3/1/2017	3,300,000	3,634,422
Series W, 5.0%, 3/1/2019	3,000,000	3,582,990
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2020	2,500,000	2,966,225
5.0%, 6/15/2021	5,000,000	5,969,600
5.0%, 6/15/2023	4,000,000	4,774,120
New Jersey, State Transit Corp., Certificate of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016, INS: FGIC, NATL	7,000,000	7,732,900
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	6,202,250
Series B, 5.25%, 6/15/2026	5,000,000	6,160,150
New Jersey, State Turnpike Authority, Series A, 6.0%, 1/1/2013, INS: AGMC	450,000	452,187
		43,932,524
New Mexico 0.2%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series E, 5.3%, 9/1/2040	1,520,000	1,623,588
"I", Series D, 5.35%, 9/1/2040	1,370,000	1,458,721
Series I-B-2, 5.65%, 9/1/2039	755,000	805,283
		3,887,592
New York 7.9%
New York, Metropolitan Transportation Authority Revenue:
Series B-2, 5.0%, 11/15/2021	5,000,000	6,311,150
Series E, 5.0%, 11/15/2021	2,500,000	3,155,575
Series A, 5.5%, 11/15/2014, INS: AMBAC	5,000,000	5,489,550
New York, State Dormitory Authority Personal Income Tax Revenue:
Series A, 5.0%, 3/15/2019	5,000,000	5,906,900
Series A, 5.0%, 12/15/2021	3,000,000	3,902,370
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering, Series 1, 4.0%, 7/1/2021	1,500,000	1,781,760
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,207,430
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Oxford Univesity Press, Inc., 0.17%*, 7/1/2025, LOC: Barclays Bank PLC	650,000	650,000
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	12,420,100
New York, State Thruway Authority, Series I, 5.0%, 1/1/2024	6,505,000	8,109,718
New York, State Thruway Authority, Personal Income Tax Revenue:
Series A, 5.0%, 3/15/2019	6,620,000	8,246,733
Series A, 5.0%, 3/15/2020	4,000,000	5,068,000
New York, Tobacco Settlement Financing Corp.:
Series B, 4.0%, 6/1/2013	6,250,000	6,367,062
Series A-1, 5.5%, 6/1/2018	670,000	672,928
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series AA, 5.0%, 6/15/2021	10,000,000	12,091,100
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series B, 0.18%*, 6/15/2032, SPA: California State Teacher's Retirement System	31,000,000	31,000,000
Series BB-2, 0.18%*, 6/15/2035, SPA: Bank of America NA	11,700,000	11,700,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B, 5.0%, 11/1/2021	10,000,000	12,994,000
Series D-1, 5.0%, 11/1/2028	12,770,000	15,997,745
New York, NY, General Obligation:
Series A-5, 0.16%*, 10/1/2042, LOC: Sumitomo Bank Ltd	1,100,000	1,100,000
Series J, 5.25%, 5/15/2015, INS: NATL	115,000	123,111
Series J, Prerefunded 5/15/2014 @ 100, 5.25%, 5/15/2015, INS: NATL	3,885,000	4,162,739
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, LOC: HSBC Bank PLC	250,000	252,718
		158,710,689
North Carolina 1.3%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,211,880
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, 5.0%, 1/1/2026	4,200,000	4,875,444
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,378,340
North Carolina, Electric Revenue, Municipal Power Agency, Series F, Prerefunded 1/1/13 @ 100, 5.5%, 1/1/2016	1,000,000	1,004,550
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2024	10,745,000	13,196,579
North Carolina, State Municipal Power Agency No. 1, Catawba Electric Revenue:
Series A, 4.0%, 1/1/2020 (a)	1,250,000	1,467,600
Series A, 5.0%, 1/1/2020 (a)	1,000,000	1,241,040
		25,375,433
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,566,638
Ohio 2.6%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2027	3,000,000	3,522,240
Columbus, OH, General Obligation, Series B, 5.0%, 2/15/2021	2,450,000	3,168,781
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, 5.0%, 11/15/2024	2,800,000	3,405,052
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project:
Series B, 5.0%, 2/15/2020	1,130,000	1,392,895
Series B, 5.0%, 2/15/2021	1,300,000	1,618,773
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	585,000	586,837
Ohio, Solid Waste Revenue, Republic Services, Inc. Project, 0.55%, Mandatory Put 3/1/2013 @ 100, 11/1/2035	3,155,000	3,155,000
Ohio, State General Obligation, Series A, 5.0%, 2/1/2020	1,480,000	1,867,893
Ohio, State Higher Education:
Series A, 5.0%, 2/1/2013	3,650,000	3,679,638
Series A, 5.0%, 5/1/2013	6,500,000	6,630,145
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,515,199
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,734,400
Ohio, State Highway Capital Improvement, Series P, 5.0%, 5/1/2013	7,000,000	7,141,260
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	1,285,000	1,354,557
Ohio, State Water Development Authority, Solid Waste Revenue, Waste Management, Inc. Project, 1.75%, 6/1/2013	3,000,000	3,025,320
Ohio, State Water Development Authority, Water Pollution Control Revenue, Water Quality-Loan Fund, 5.0%, 6/1/2013	1,000,000	1,024,260
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015, INS: AGMC	2,280,000	2,571,110
		52,393,360
Oklahoma 0.1%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,505,580
Oregon 2.1%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, 5.0%, 6/15/2027, INS: AGMC	6,535,000	7,596,415
Oregon, State Department of Administrative Services Lottery Revenue, Series A, 5.25%, 4/1/2028	2,000,000	2,525,660
Oregon, State General Obligation:
Series L, 5.0%, 5/1/2025	3,000,000	3,772,170
Series J, 5.0%, 5/1/2029	5,425,000	6,720,544
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,994,944
Series A, 5.5%, 7/1/2029	7,000,000	8,574,090
Yamhill County, OR, Hospital Authority, Friendsview Manor, 0.19%*, 12/1/2034, LOC: U.S. Bank NA	9,320,000	9,320,000
		43,503,823
Pennsylvania 2.4%
Montgomery County, PA, Industrial Development Authority, Acts Retirement-Life Communities, Inc., 0.19%*, 11/15/2029, INS: Radian, LOC: TD Bank NA	4,400,000	4,400,000
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,265,630
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, ETM, 5.25%, 7/1/2013	1,000,000	1,028,930
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013, INS: Radian	280,000	280,798
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, Series C, 5.875%, 11/15/2018, INS: NATL	1,450,000	1,451,639
Pennsylvania, Saint Mary Hospital Authority, Health System Revenue, Catholic Health East, Series A, 5.0%, 11/15/2021	8,000,000	9,253,520
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series C, 0.16%*, 7/1/2024, LOC: PNC Bank NA	2,000,000	2,000,000
Series A, 3.0%, 1/1/2014	5,250,000	5,406,188
Series A, 4.0%, 7/1/2014	6,000,000	6,351,480
Series B, 5.0%, 7/1/2021	2,215,000	2,662,430
Pennsylvania, State Industrial Development Authority, Economic Development, 4.0%, 7/1/2014	1,830,000	1,920,914
Philadelphia, PA, Airport Revenue, Series A, 5.25%, 6/15/2030	10,890,000	12,624,232
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	495,000	502,915
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015, INS: NATL	255,000	255,842
		49,404,518
Puerto Rico 1.1%
Puerto Rico, Electric Power Authority Revenue, Series UU, 5.0%, 7/1/2019, INS: NATL	3,000,000	3,376,110
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.25%, 8/1/2027	11,965,000	13,492,212
Series A, 5.5%, 8/1/2028	4,955,000	5,645,529
Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	58,747
		22,572,598
Rhode Island 0.3%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017, INS: AGMC	5,000,000	5,744,300
South Carolina 1.2%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	3,229,301
South Carolina, State Transportation Infrastructure Bank Revenue, Series B, 5.0%, 10/1/2020	17,120,000	21,580,102
		24,809,403
Tennessee 0.6%
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013, INS: NATL	3,305,000	3,405,472
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013, INS: FGIC, NATL	3,310,000	3,324,432
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	2,625,000	2,894,062
Series 1C, 4.5%, 7/1/2037	2,955,000	3,259,897
		12,883,863
Texas 18.0%
Alief, TX, Independent School District, School Building, 5.0%, 2/15/2013	1,000,000	1,010,090
Allen, TX, Independent School District, 5.0%, 2/15/2025	1,640,000	2,044,555
Brownsville, TX, Electric Revenue, ETM, 6.25%, 9/1/2014, INS: NATL	2,250,000	2,399,558
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,821,490
Cypress-Fairbanks, TX, Independent School District, School House Building Improvements:
5.0%, 2/15/2019	1,300,000	1,533,415
5.0%, 2/15/2021	1,850,000	2,174,583
Dallas, TX, Certificates Obligation, 5.0%, 2/15/2021	1,955,000	2,514,286
Dallas, TX, Waterworks & Sewer Systems Revenue:
Series A, 5.0%, 10/1/2021	14,925,000	19,419,067
5.0%, 10/1/2029	4,000,000	4,884,080
5.0%, 10/1/2030	5,000,000	6,080,800
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	4,885,000	5,891,457
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,396,680
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	11,514,987
Harris County, TX, Flood Control District, Contract Tax, Series A, 5.0%, 10/1/2029	5,000,000	6,105,100
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax:
Series A, 5.0%, 11/1/2030	2,600,000	3,171,324
Series A, 5.0%, 11/1/2031	2,795,000	3,389,077
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2028	10,000,000	12,226,500
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	12,190,000	15,184,961
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2013	500,000	513,375
Series B, 5.0%, 7/1/2026	4,000,000	4,799,120
Series B, 5.0%, 7/1/2027	9,600,000	11,675,424
Series A, 5.25%, 7/1/2029	8,000,000	9,369,920
Houston, TX, Public Improvement, Series A, 5.0%, 3/1/2026	8,000,000	9,566,320
Houston, TX, Utility Systems Revenue, Series A, 5.25%, 11/15/2028	2,500,000	3,139,975
Houston, TX, Water & Sewer Revenue, Series B, Prerefunded 12/1/2012 @ 100, 5.75%, 12/1/2016, INS: AMBAC	1,000,000	1,000,150
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013, INS: AMBAC	2,500,000	2,605,275
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,629,514
Lewisville, TX, Independent School District, School Building, 5.0%, 8/15/2026	6,360,000	7,767,150
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,412,060
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,412,560
North Texas, Tollway Authority Revenue, First Tier:
Series E-3, 5.75%, Mandatory Put 1/1/2016 @ 100, 1/1/2038	4,900,000	5,616,037
Series A, 6.0%, 1/1/2022	7,000,000	8,401,960
Series L-2, 6.0%, Mandatory Put 1/1/2013 @ 100, 1/1/2038	6,000,000	6,029,940
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, 5.25%, 9/1/2027	9,080,000	11,228,782
Series A, 5.5%, 9/1/2028	1,240,000	1,554,588
Pasadena, TX, Independent School District, 5.0%, 2/15/2027	6,960,000	8,429,813
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,966,398
Plano, TX, Independent School District, 5.0%, 2/15/2013	2,500,000	2,525,225
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	8,627,010
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014, INS: FGIC, NATL	3,000,000	3,259,470
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Ascension Health Senior Credit Group, Series D, 5.0%, 11/15/2029	5,000,000	5,863,450
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,316,300
Series A, 5.0%, 2/15/2019	2,480,000	2,852,694
Series A, 5.0%, 2/15/2020	6,180,000	7,070,785
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2023	2,500,000	2,941,625
Tarrant, TX, Regional Water District Revenue:
Prerefunded 3/1/2013 @ 100, 5.375%, 3/1/2015, INS: AGMC	2,935,000	2,973,390
Prerefunded 3/1/2013 @ 100, 5.375%, 3/1/2015, INS: AGMC	775,000	785,137
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,215,930
Series A, 5.0%, 11/1/2019	1,250,000	1,545,300
Series D, 5.0%, 11/1/2024	2,250,000	2,714,985
Series C, 5.0%, 11/1/2025	4,605,000	5,518,862
Series C, 5.0%, 11/1/2026	3,290,000	3,919,212
Texas, Grapevine-Colleyville Independent School District Building, 5.0%, 8/15/2031	3,465,000	4,262,331
Texas, Lower Colorado River Authority Revenue, Series A, 5.875%, 5/15/2014, INS: AGMC	540,000	542,479
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2030	5,000,000	5,836,400
Texas, Midtown Redevelopment Authority, Tax Increment Contract Revenue, 4.0%, 1/1/2014	625,000	642,963
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series A, 5.0%, 12/15/2012	5,000,000	5,010,250
Texas, Municipal Power Agency Revenue:
Zero Coupon, 9/1/2014, INS: NATL	1,760,000	1,736,698
ETM, Zero Coupon, 9/1/2014, INS: NATL	40,000	39,706
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017	5,690,000	6,484,950
5.5%, 8/1/2020	3,790,000	4,513,170
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	5,390,000	5,725,312
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022 (a)	5,000,000	5,839,850
Texas, State Public Finance Authority Revenue, Unemployment Compensation, Series A, 5.0%, 1/1/2013	4,175,000	4,192,368
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022	10,000,000	11,713,100
Texas, State Transportation Revenue, 2.5%, 8/30/2013	14,000,000	14,242,340
Texas, State Veterans Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	5,023,880
Texas, Transportation Commission Turnpike Systems Revenue, 2.75%, Mandatory Put 2/15/2013 @ 100, 8/15/2042	5,000,000	5,025,200
Texas, Water Development Board Revenue, State Revolving Fund:
Series B, Prerefunded 7/15/2014 @ 100, 5.0%, 7/15/2017	3,000,000	3,228,030
Series A, 5.0%, 7/15/2020	3,150,000	3,736,561
Series B, 5.25%, 7/15/2021	3,000,000	3,579,030
University of Texas, Financing Systems, Series A, 5.0%, 8/15/2013	3,725,000	3,852,507
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	3,162,773
5.0%, 12/15/2027	2,770,000	3,302,255
5.0%, 12/15/2028	2,905,000	3,454,800
		364,156,699
Utah 0.2%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	395,000	417,373
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,418,391
		3,835,764
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,446,663
Virginia 0.1%
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013, INS: AMBAC	275,000	289,017
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment, Series F-1, 5.0%, 2/1/2013	1,355,000	1,366,151
Virginia, State Public School Authority, Series A, 5.0%, 8/1/2013	1,000,000	1,032,420
		2,687,588
Washington 5.2%
King County, WA, School District No. 405, Bellevue Valley, Series B, 5.0%, 12/1/2020	6,240,000	8,026,075
Seattle, WA, Municipal Light & Power Revenue, Series B, 5.0%, 2/1/2025	7,250,000	8,739,875
Seattle, WA, Water System Revenue:
5.0%, 2/1/2020	3,870,000	4,619,929
5.0%, 2/1/2025, INS: AGMC	5,695,000	6,551,870
Washington, Energy Northwest Electric Revenue, Project 1, Series A, 5.0%, 7/1/2013	3,260,000	3,351,899
Washington, State Economic Development Finance Authority, Solid Waste Dispensary Revenue, Waste Management, Inc., Series D, 2.0%, 11/1/2017	5,000,000	5,041,200
Washington, State General Obligation:
Series 2011-A, 5.0%, 8/1/2028	15,000,000	18,982,200
Series 2011-A, 5.0%, 8/1/2031	17,845,000	22,287,691
Series A, 5.0%, 8/1/2032	14,000,000	17,158,680
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	1,235,000	1,327,625
Washington, State Motor Vehicle Fuel Tax:
Series B, 5.0%, 7/1/2025, INS: AGMC	2,000,000	2,361,860
Series 2010-B, 5.0%, 8/1/2027	6,000,000	7,390,020
		105,838,924
West Virginia 0.2%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015, INS: FGIC, NATL	2,940,000	3,265,928
Wisconsin 1.1%
Wisconsin, State Clean Water Revenue:
Series 1, 5.0%, 6/1/2031	2,500,000	3,050,875
Series 3, 5.5%, 6/1/2025	5,000,000	6,053,150
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	6,345,750
Wisconsin, State General Obligation, Series A, 5.25%, 5/1/2026	3,500,000	4,446,295
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Series B, 5.0%, 7/15/2013	2,000,000	2,056,820
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,198,370
		23,151,260

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,861,769,421)†	101.1	2,041,129,576
Other Assets and Liabilities, Net	(1.1)	(21,462,688)
Net Assets	100.0	2,019,666,888

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2012.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2012.

† The cost for federal income tax purposes was $1,861,312,158. At November 30, 2012, net unrealized appreciation for all securities based on tax cost was $179,817,418. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $179,822,334 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,916.

(a) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (b)	$—	$2,041,129,576	$—	$2,041,129,576
Total	$—	$2,041,129,576	$—	$2,041,129,576

There have been no transfers between fair value measurement levels during the period ended November 30, 2012.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of November 30, 2012 (Unaudited)
Assets
Investments in non-affiliated securities, at value (cost $1,861,769,421)	$2,041,129,576
Cash	77,922
Receivable for investments sold	965,650
Receivable for Fund shares sold	7,049,265
Interest receivable	22,979,967
Other assets	113,091
Total assets	2,072,315,471
Liabilities
Payable for investments purchased	3,155,000
Payable for investments purchased — when-issued securities	44,581,282
Payable for Fund shares redeemed	2,685,662
Distributions payable	562,428
Accrued management fee	515,446
Accrued Trustees' fees	12,016
Other accrued expenses and payables	1,136,749
Total liabilities	52,648,583
Net assets, at value	$2,019,666,888
Net Assets Consist of
Undistributed net investment income	765,460
Net unrealized appreciation (depreciation) on investments	179,360,155
Accumulated net realized gain (loss)	(3,373,449)
Paid-in capital	1,842,914,722
Net assets, at value	$2,019,666,888

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2012 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($510,004,760 ÷ 41,165,030 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.39
Maximum offering price per share (100 ÷ 97.25 of $12.39)	$12.74
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,135,373 ÷ 91,567 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.40
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($108,587,365 ÷ 8,767,776 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.38
Class S Net Asset Value, offering and redemption price per share ($822,394,497 ÷ 66,365,422 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.39
Institutional Class Net Asset Value, offering and redemption price per share ($577,544,893 ÷ 46,599,452 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.39

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended November 30, 2012 (Unaudited)
Investment Income
Income: Interest	$30,663,289
Expenses: Management fee	2,906,373
Administration fee	922,658
Services to shareholders	992,344
Distribution and service fees	1,059,387
Custodian fee	11,267
Professional fees	50,235
Reports to shareholders	39,235
Registration fees	75,027
Trustees' fees and expenses	29,331
Other	53,657
Total expenses before expense reductions	6,139,514
Expense reductions	(46,386)
Total expenses before expense reductions	6,093,128
Net investment income	24,570,161
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	955,145
Change in net unrealized appreciation (depreciation) on investments	48,914,736
Net gain (loss)	49,869,881
Net increase (decrease) in net assets resulting from operations	$74,440,042

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
Operations: Net investment income	$24,570,161	$47,902,505
Net realized gain (loss)	955,145	553,052
Change in net unrealized appreciation (depreciation)	48,914,736	87,349,894
Net increase (decrease) in net assets resulting from operations	74,440,042	135,805,451
Distributions to shareholders from: Net investment income: Class A	(5,983,134)	(11,127,304)
Class B	(10,351)	(30,733)
Class C	(897,676)	(1,688,842)
Class S	(10,553,321)	(23,060,870)
Institutional Class	(7,059,481)	(11,883,825)
Total distributions	(24,503,963)	(47,791,574)
Fund share transactions: Proceeds from shares sold	502,125,753	648,817,674
Reinvestment of distributions	18,606,646	34,136,312
Payments for shares redeemed	(220,048,244)	(489,044,631)
Net increase (decrease) in net assets from Fund share transactions	300,684,155	193,909,355
Increase (decrease) in net assets	350,620,234	281,923,232
Net assets at beginning of period	1,669,046,654	1,387,123,422
Net assets at end of period (including undistributed net investment income of $765,460 and $699,262, respectively)	$2,019,666,888	$1,669,046,654

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended May 31,
Class A	Six Months Ended 11/30/12 (Unaudited)		2012	2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$12.07		$11.40	$11.46		$11.15		$11.06		$11.00
Income from investment operations: Net investment income	.16		.35	.36		.40		.42		.42
Net realized and unrealized gain (loss)	.32		.67	(.06)		.32		.12		.06
Total from investment operations	.48		1.02	.30		.72		.54		.48
Less distributions from: Net investment income	(.16)		(.35)	(.36)		(.40)		(.42)		(.42)
Net realized gains	—		—	—		(.01)		(.03)		(.00	)***
Total distributions	(.16)		(.35)	(.36)		(.41)		(.45)		(.42)
Net asset value, end of period	$12.39		$12.07	$11.40		$11.46		$11.15		$11.06
Total Return (%)a	3.97	**	9.08	2.71		6.58		5.06		4.46	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	510		426	349		296		152		119
Ratio of expenses before expense reductions (including interest expense) (%)	.76	*	.78	.76	c	.79	c	.84	c	.93	c
Ratio of expenses after expense reductions (including interest expense) (%)	.76	*	.78	.76	c	.79	c	.84	c	.93	c
Ratio of expenses after expense reductions (excluding interest expense) (%)	.76	*	.78	.76		.77		.78		.80
Ratio of net investment income (%)	2.56	*	2.99	3.21		3.51		3.84		3.83
Portfolio turnover rate (%)	29	**	48	50		59		61		59
a Total return does not reflect the effect of any sales charges.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class B	Six Months Ended 11/30/12 (Unaudited)		2012	2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$12.08		$11.41	$11.47		$11.16		$11.07		$11.01
Income from investment operations: Net investment income	.11		.26	.27		.30		.33		.34
Net realized and unrealized gain (loss)	.32		.67	(.06)		.32		.12		.06
Total from investment operations	.43		.93	.21		.62		.45		.40
Less distributions from: Net investment income	(.11)		(.26)	(.27)		(.30)		(.33)		(.34)
Net realized gains	—		—	—		(.01)		(.03)		(.00	)***
Total distributions	(.11)		(.26)	(.27)		(.31)		(.36)		(.34)
Net asset value, end of period	$12.40		$12.08	$11.41		$11.47		$11.16		$11.07
Total Return (%)a	3.56	**	8.20	1.87		5.68		4.22		3.65	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	2		2		2		3
Ratio of expenses before expense reductions (including interest expense) (%)	1.55	*	1.57	1.58	c	1.61	c	1.64	c	1.72	c
Ratio of expenses after expense reductions (including interest expense) (%)	1.55	*	1.57	1.58	c	1.61	c	1.64	c	1.70	c
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.55	*	1.57	1.58		1.59		1.58		1.57
Ratio of net investment income (%)	1.78	*	2.20	2.39		2.69		3.04		3.06
Portfolio turnover rate (%)	29	**	48	50		59		61		59
a Total return does not reflect the effect of any sales charges.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class C	Six Months Ended 11/30/12 (Unaudited)		2012	2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$12.07		$11.40	$11.46		$11.15		$11.06		$11.00
Income from investment operations: Net investment income	.11		.26	.27		.31		.34		.34
Net realized and unrealized gain (loss)	.31		.67	(.06)		.32		.12		.06
Total from investment operations	.42		.93	.21		.63		.46		.40
Less distributions from: Net investment income	(.11)		(.26)	(.27)		(.31)		(.34)		(.34)
Net realized gains	—		—	—		(.01)		(.03)		(.00	)***
Total distributions	(.11)		(.26)	(.27)		(.32)		(.37)		(.34)
Net asset value, end of period	$12.38		$12.07	$11.40		$11.46		$11.15		$11.06
Total Return (%)a	3.49	**	8.26	1.91		5.76		4.27		3.69	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	109		92	66		57		22		11
Ratio of expenses before expense reductions (including interest expense) (%)	1.52	*	1.53	1.55	c	1.57	c	1.61	c	1.69	c
Ratio of expenses after expense reductions (including interest expense) (%)	1.52	*	1.53	1.55	c	1.57	c	1.61	c	1.68	c
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.52	*	1.53	1.55		1.55		1.55		1.55
Ratio of net investment income (%)	1.80	*	2.23	2.42		2.73		3.07		3.08
Portfolio turnover rate (%)	29	**	48	50		59		61		59
a Total return does not reflect the effect of any sales charges.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class S	Six Months Ended 11/30/12 (Unaudited)		2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$12.07		$11.41		$11.47		$11.15		$11.07		$11.00
Income from investment operations: Net investment income	.17		.37		.38		.41		.44		.44
Net realized and unrealized gain (loss)	.32		.66		(.06)		.33		.11		.07
Total from investment operations	.49		1.03		.32		.74		.55		.51
Less distributions from: Net investment income	(.17)		(.37)		(.38)		(.41)		(.44)		(.44)
Net realized gains	—		—		—		(.01)		(.03)		(.00	)***
Total distributions	(.17)		(.37)		(.38)		(.42)		(.47)		(.44)
Net asset value, end of period	$12.39		$12.07		$11.41		$11.47		$11.15		$11.07
Total Return (%)	4.06	a**	9.17	a	2.88	a	6.81		5.16		4.75	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	822		749		667		590		397		381
Ratio of expenses before expense reductions (including interest expense) (%)	.60	*	.61		.63	b	.64	b	.65	b	.75	b
Ratio of expenses after expense reductions (including interest expense) (%)	.59	*	.60		.59	b	.64	b	.65	b	.74	b
Ratio of expenses after expense reductions (excluding interest expense) (%)	.59	*	.60		.59		.62		.59		.61
Ratio of net investment income (%)	2.73	*	3.16		3.38		3.66		4.03		4.02
Portfolio turnover rate (%)	29	**	48		50		59		61		59
a Total return would have been lower had certain expenses not been reduced.
b Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Institutional Class	Six Months Ended 11/30/12 (Unaudited)		2012	2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$12.08		$11.41	$11.47		$11.15		$11.07		$11.00
Income (loss) from investment operations: Net investment income	.17		.38	.39		.43		.45		.46
Net realized and unrealized gain (loss)	.31		.67	(.06)		.33		.11		.07
Total from investment operations	.48		1.05	.33		.76		.56		.53
Less distributions from: Net investment income	(.17)		(.38)	(.39)		(.43)		(.45)		(.46)
Net realized gains	—		—	—		(.01)		(.03)		(.00	)***
Total distributions	(.17)		(.38)	(.39)		(.44)		(.48)		(.46)
Net asset value, end of period	$12.39		$12.08	$11.41		$11.47		$11.15		$11.07
Total Return (%)	4.02	**	9.37	2.98		6.95		5.27		4.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	578		401	304		230		119		147
Ratio of expenses (including interest expense) (%)	.50	*	.50	.49	a	.51	a	.55	a	.62	a
Ratio of expenses (excluding interest expense) (%)	.50	*	.50	.49		.49		.49		.49
Ratio of net investment income (%)	2.82	*	3.26	3.48		3.79		4.13		4.14
Portfolio turnover rate (%)	29	**	48	50		59		61		59
a Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Intermediate Tax/AMT Free Fund (the "Fund") is a diversified series of DWS Tax Free Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In December 2011, Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities, was issued and is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the Fund's financial statements.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At May 31, 2012, the Fund had a net tax basis capital loss carryforward of approximately $1,320,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2018, the expiration date, whichever occurs first; and approximately $3,403,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($2,222,000) and long-term losses ($1,181,000).

The Fund has reviewed the tax positions for the open tax years as of May 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended November 30, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $881,685,851 and $539,873,540, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The management fee payable under the Investment Management Agreement is at an annual rate of 0.315% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from June 1, 2012 through September 30, 2012, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of Class S shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.60%.

Effective October 1, 2012 through September 30, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.86%
Class B	1.61%
Class C	1.61%
Class S	.61%
Institutional Class	.61%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2012, the Administration Fee was $922,658, of which $163,634 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at November 30, 2012
Class A	$13,600	$—	$6,510
Class B	190	—	97
Class C	4,309	—	1,886
Class S	74,146	46,386	27,760
Institutional Class	20,153	—	9,680
	$112,398	$46,386	$45,933

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2012, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2012
Class B	$4,388	$754
Class C	375,721	65,695
	$380,109	$66,449

In addition DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2012, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2012	Annualized Effective Rate
Class A	$552,685	$195,057	.24%
Class B	1,460	457	.25%
Class C	125,133	43,534	.25%
	$679,278	$239,048

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2012 aggregated $22,966.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2012, the CDSC for Class B and C shares aggregated $70 and $10,794, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2012, DIDI received $10,550 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended November 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,153, of which $5,466 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2012.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2012		Year Ended May 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	8,250,951	$100,386,563	12,450,255	$146,934,903
Class B	71	864	5,302	62,106
Class C	1,690,134	20,534,890	3,098,829	36,573,292
Class S	11,492,780	139,802,603	20,192,787	236,963,567
Institutional Class	19,868,570	241,400,833	19,475,373	228,283,806
		$502,125,753		$648,817,674
Shares issued to shareholders in reinvestment of distributions
Class A	417,344	$5,082,327	788,258	$9,276,514
Class B	666	8,125	2,001	23,515
Class C	48,155	586,192	88,661	1,043,779
Class S	519,247	6,323,438	1,118,264	13,160,215
Institutional Class	542,176	6,606,564	902,378	10,632,289
		$18,606,646		$34,136,312
Shares redeemed
Class A	(2,786,836)	$(33,880,740)	(8,529,305)	$(100,042,354)
Class B	(9,148)	(111,263)	(46,373)	(543,416)
Class C	(595,020)	(7,238,254)	(1,312,980)	(15,410,936)
Class S	(7,697,352)	(93,646,796)	(17,774,390)	(209,718,270)
Institutional Class	(6,988,974)	(85,171,191)	(13,828,488)	(163,329,655)
		$(220,048,244)		$(489,044,631)
Net increase (decrease)
Class A	5,881,459	$71,588,150	4,709,208	$56,169,063
Class B	(8,411)	(102,274)	(39,070)	(457,795)
Class C	1,143,269	13,882,828	1,874,510	22,206,135
Class S	4,314,675	52,479,245	3,536,661	40,405,512
Institutional Class	13,421,772	162,836,206	6,549,263	75,586,440
		$300,684,155		$193,909,355

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class S shares limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2012 to November 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/12	$1,039.70	$1,035.60	$1,034.90	$1,040.60	$1,040.20
Expenses Paid per $1,000*	$3.89	$7.91	$7.75	$3.02	$2.56
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/12	$1,021.26	$1,017.30	$1,017.45	$1.022.11	$1,022.56
Expenses Paid per $1,000*	$3.85	$7.84	$7.69	$2.99	$2.54

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Intermediate Tax/AMT Free Fund	.76%	1.55%	1.52%	.59%	.50%

For more information, please refer to the Fund's prospectus.

Investment Management Agreement Approval

The Board of Trustees approved the renewal of DWS Intermediate Tax/AMT Free Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2012.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2011, the Fund's performance (Class S shares) was in the 1st quartile, 3rd quartile and 1st quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2011.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2011, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SZMAX	SZMBX	SZMCX	SCMTX	SZMIX
CUSIP Number	23337X-103	23337X-202	23337X-301	23337X-509	23337X-707
Fund Number	445	645	745	2045	1445

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DITFF-3
(R-025435-2 1/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 30, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 30, 2013